Exploration and Evaluation of Oil and Gas Reserves - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Project Block	Dec. 31, 2016 USD ($) Project
Disclosure of Exploration and Evaluation of Oil and Gas [Abstract]
Provision for potential contractual penalties	$ 152	$ 46
Number of blocks | Block	118
Exploratory well costs that have been capitalized for a period greater than one year	$ 4,411	$ 4,327
Number of projects relating to exploratory well costs capitalized for a period greater than one year | Project	54	57
Exploratory well costs, drilling work in progress	$ 4,163
Exploratory well costs, cost incurred to evaluate reserves and potential development	$ 248